Changes in Capital Accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding, beginning balance	107,801
Granted	5,747,786	161,700
Vested	(1,969,827)	(53,899)
Forfeited or expired	0	0
Outstanding, ending balance	3,885,760	107,801
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 2.35
Granted, Weighted Average Grant Date Fair Value	0.87	$ 2.35
Vested, Weighted Average Grant Date Fair Value	0.91	2.35
Weighted Average Grant Date Fair Value, ending balance	$ 0.89	$ 2.35